Insurance Contract Liabilities - Development Of Insurance Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Provision for losses and loss adjustment expenses	$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 30,809.3
Less: CTR Life	7.0	8.0	8.7	12.8	14.2	15.2	17.9	20.6	24.2	5.5
Provision for losses and loss adjustment expenses, net of CTR Life	28,493.2	29,073.7	28,602.1	19,469.0	19,802.2	17,733.9	19,194.9	19,628.2	17,208.0	$ 30,803.8
Favourable development	267.7	234.3	1,150.8	725.1	1,311.7	1,610.8	1,774.9	1,587.0	548.7
Effect of foreign currency translation	1.0	135.5	518.3	(159.2)	(201.5)	266.5	483.2	570.7	250.9
Favourable loss reserve development	266.7	98.8	632.5	884.3	1,513.2	1,344.3	1,291.7	1,016.3	297.8
One year later
Disclosure of types of insurance contracts [line items]
Cumulative payments	7,288.8	7,732.0	7,564.0	4,608.0	4,441.4	3,801.6	4,081.1	4,323.5	3,627.6
Reserves re-estimated	$ 28,225.5	28,974.3	27,580.6	19,343.1	19,169.3	16,696.4	18,375.6	19,021.2	17,316.4
Two years later
Disclosure of types of insurance contracts [line items]
Cumulative payments		12,313.5	12,081.3	7,631.4	7,283.6	6,364.5	6,787.6	7,153.1	6,076.7
Reserves re-estimated		$ 28,839.4	27,565.9	18,804.8	18,973.6	16,269.2	17,475.0	18,529.4	17,013.6
Three years later
Disclosure of types of insurance contracts [line items]
Cumulative payments			15,222.3	9,655.9	9,466.5	8,172.7	8,775.5	9,148.0	7,920.3
Reserves re-estimated			$ 27,451.3	18,752.8	18,502.5	16,114.0	17,307.9	17,820.5	16,721.0
Four years later
Disclosure of types of insurance contracts [line items]
Cumulative payments				11,122.6	10,914.2	9,561.8	10,212.4	10,702.8	9,333.4
Reserves re-estimated				$ 18,743.9	18,469.1	15,938.9	17,287.2	17,735.5	16,233.9
Five years later
Disclosure of types of insurance contracts [line items]
Cumulative payments					12,013.9	10,496.4	11,354.4	11,783.3	10,458.7
Reserves re-estimated					$ 18,490.5	16,049.6	17,203.5	17,830.5	16,269.6
Six years later
Disclosure of types of insurance contracts [line items]
Cumulative payments						11,202.2	12,123.4	12,729.6	11,263.6
Reserves re-estimated						$ 16,123.1	17,340.1	17,791.8	16,331.8
Seven years later
Disclosure of types of insurance contracts [line items]
Cumulative payments							12,754.2	13,335.1	12,030.0
Reserves re-estimated							$ 17,420.0	17,931.9	16,340.6
Eight years later
Disclosure of types of insurance contracts [line items]
Cumulative payments								13,877.0	12,558.1
Reserves re-estimated								$ 18,041.2	16,535.1
Nine years later
Disclosure of types of insurance contracts [line items]
Cumulative payments									13,047.5
Reserves re-estimated									$ 16,659.3